RISK MANAGEMENT - Changes in gross carrying amount (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	$ 245,105,338
Financial assets at end of period	259,515,428	$ 245,105,338
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(8,611,594)	(5,875,018)
Financial assets at end of period	(8,557,039)	(8,611,594)
Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(8,196,187)	(5,618,481)
New financial assets originated or purchased	(982,209)	(1,322,065)
Financial assets that have been derecognized	(785,075)	(1,069,705)
Unwind of discount	(504,437)	(381,983)
Write-offs / Charge-offs of the year	4,716,947	3,148,990
Entity deconsolidation		(2,307)
FX and other movements	(29,379)	(75,712)
Financial assets at end of period	(8,185,797)	(8,196,187)
Loan portfolio | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(1,163,009)
Financial assets at end of period
Loan portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(6,781,490)
Financial assets at end of period
Loan portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	176,881,841	166,372,717
Increase in loan portfolio and borrowing costs	125,945,694	105,306,987
Decrease in loan portfolio and borrowing costs	(117,510,435)	(97,228,541)
Increase-decrease in interest	616,892	44,897
Increase-decrease in other receivables associated with loans	17,169	21,807
Write-offs / Charge-offs of the year	(4,716,947)	(3,148,990)
Entity deconsolidation		(2,019)
FX and other movements	893,900	(5,510,945)
Financial assets at end of period	182,128,114	176,881,841
Commercial loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	19,358,216
Financial assets at end of period	21,862,835	19,358,216
Commercial loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(3,937,449)	(2,659,322)
New financial assets originated or purchased	(438,102)	(525,163)
Financial assets that have been derecognized	(407,549)	(370,151)
Unwind of discount	(370,719)	(268,874)
Write-offs / Charge-offs of the year	1,801,062	437,274
FX and other movements	2,993	(17,805)
Financial assets at end of period	(3,739,330)	(3,937,449)
Commercial loans | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(257,073)
Financial assets at end of period
Commercial loans | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(2,916,395)
Financial assets at end of period
Commercial loans | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	92,550,025	89,776,600
Increase in loan portfolio and borrowing costs	70,875,884	62,605,655
Decrease in loan portfolio and borrowing costs	(71,102,618)	(62,171,044)
Increase-decrease in interest	355,697	(150,274)
Increase-decrease in other receivables associated with loans	(1,398)	4,823
Write-offs / Charge-offs of the year	(1,801,062)	(437,274)
FX and other movements	430,191	2,921,539
Financial assets at end of period	91,306,719	92,550,025
Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(3,442,311)	(2,456,791)
New financial assets originated or purchased	(461,258)	(732,106)
Financial assets that have been derecognized	(349,555)	(600,920)
Unwind of discount	(89,544)	(80,174)
Write-offs / Charge-offs of the year	2,668,392	2,527,016
FX and other movements	(38,007)	(52,800)
Financial assets at end of period	(3,548,580)	(3,442,311)
Loans to consumers | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(795,778)
Financial assets at end of period
Loans to consumers | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(3,252,569)
Financial assets at end of period
Loans to consumers | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	55,200,581	50,156,130
Increase in loan portfolio and borrowing costs	47,049,391	36,401,010
Decrease in loan portfolio and borrowing costs	(40,412,384)	(30,489,488)
Increase-decrease in interest	196,822	108,940
Increase-decrease in other receivables associated with loans	6,473	5,853
Write-offs / Charge-offs of the year	(2,668,392)	(2,527,016)
FX and other movements	215,438	1,545,152
Financial assets at end of period	59,587,929	55,200,581
Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(257,243)	(130,882)
New financial assets originated or purchased	(9,014)	(11,093)
Financial assets that have been derecognized	(10,657)	(19,259)
Unwind of discount	(6,340)	(4,548)
Write-offs / Charge-offs of the year	72,405	46,200
FX and other movements	5,513	(4,946)
Financial assets at end of period	(306,237)	(257,243)
Mortgages | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(56,196)
Financial assets at end of period
Mortgages | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(187,078)
Financial assets at end of period
Mortgages | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	17,279,362	15,100,999
Increase in loan portfolio and borrowing costs	4,064,022	3,172,549
Decrease in loan portfolio and borrowing costs	(2,729,127)	(1,820,960)
Increase-decrease in interest	(12,949)	14,341
Increase-decrease in other receivables associated with loans	493	151
Write-offs / Charge-offs of the year	(72,405)	(46,200)
FX and other movements	131,993	858,482
Financial assets at end of period	18,661,389	17,279,362
Loan Microcredit portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(88,177)	(74,167)
New financial assets originated or purchased	(13,679)	(16,721)
Financial assets that have been derecognized	(2,736)	(3,858)
Unwind of discount	(10,456)	(7,988)
Write-offs / Charge-offs of the year	53,748	39,691
Financial assets at end of period	(89,825)	(88,177)
Loan Microcredit portfolio | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(11,118)
Financial assets at end of period
Loan Microcredit portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(85,285)
Financial assets at end of period
Loan Microcredit portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	425,697	409,688
Increase in loan portfolio and borrowing costs	340,211	328,081
Decrease in loan portfolio and borrowing costs	(312,492)	(285,485)
Increase-decrease in interest	10,652	13,104
Write-offs / Charge-offs of the year	(53,748)	(39,691)
Financial assets at end of period	410,320	425,697
Financial leasing | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(471,007)	(297,319)
New financial assets originated or purchased	(60,156)	(36,982)
Financial assets that have been derecognized	(14,578)	(75,517)
Unwind of discount	(27,378)	(20,399)
Write-offs / Charge-offs of the year	121,340	98,809
Entity deconsolidation		(2,307)
FX and other movements	122	(161)
Financial assets at end of period	(501,825)	(471,007)
Financial leasing | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(42,844)
Financial assets at end of period
Financial leasing | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(340,163)
Financial assets at end of period
Financial leasing | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	11,426,176	10,929,300
Increase in loan portfolio and borrowing costs	3,616,186	2,799,692
Decrease in loan portfolio and borrowing costs	(2,953,814)	(2,461,564)
Increase-decrease in interest	66,670	58,786
Increase-decrease in other receivables associated with loans	11,601	10,980
Write-offs / Charge-offs of the year	(121,340)	(98,809)
Entity deconsolidation		2,019
FX and other movements	116,278	185,772
Financial assets at end of period	12,161,757	11,426,176
Trade receivables / other accounts receivable
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	9,300,643
Financial assets at end of period	11,702,301	9,300,643
Trade receivables / other accounts receivable | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(256,891)
Financial assets at end of period	(286,463)	(256,891)
Trade receivables / other accounts receivable | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(18,907)
Financial assets at end of period
Trade receivables / other accounts receivable | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	9,557,534
Financial assets at end of period	11,988,764	9,557,534
Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(97,588)	(89,431)
Write-offs / Charge-offs of the year	22,050	16,669
FX and other movements	(50)	2
Approach change	(2,595)
Financial assets at end of period	(113,156)	(97,588)
Other accounts receivable, general approach | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(9,569)
Financial assets at end of period
Other accounts receivable, general approach | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(99,000)
Financial assets at end of period
Other accounts receivable, simplified approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(159,303)
Financial assets at end of period	(173,307)	(159,303)
Loan commitments and financial guarantee contracts | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(59,428)	(29,675)
New financial assets originated or purchased	(24,115)	(4,572)
FX and other movements	(254)	(170)
Financial assets at end of period	(49,962)	(59,428)
Loan commitments and financial guarantee contracts | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(16,217)
Financial assets at end of period
Loan commitments and financial guarantee contracts | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(45,892)
Financial assets at end of period
Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	215,324,860
Financial assets at end of period	224,581,946	215,324,860
Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(8,453,149)
Financial assets at end of period	(8,472,997)	(8,453,149)
Financial assets at amortised cost, category [member] | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(8,196,187)
Financial assets at end of period	(8,185,797)	(8,196,187)
Financial assets at amortised cost, category [member] | Loan portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	176,881,841
Financial assets at end of period	182,128,114	176,881,841
Financial assets at amortised cost, category [member] | Commercial loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(3,937,449)
Financial assets at end of period	(3,739,330)	(3,937,449)
Financial assets at amortised cost, category [member] | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(3,442,311)
Financial assets at end of period	(3,548,580)	(3,442,311)
Financial assets at amortised cost, category [member] | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(257,243)
Financial assets at end of period	(306,237)	(257,243)
Financial assets at amortised cost, category [member] | Financial leasing | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(471,007)
Financial assets at end of period	(501,825)	(471,007)
Financial assets at amortised cost, category [member] | Trade receivables / other accounts receivable | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(256,891)
Financial assets at end of period	(286,463)	(256,891)
Financial assets at amortised cost, category [member] | Trade receivables / other accounts receivable | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	7,069,120
Financial assets at end of period	9,282,734	7,069,120
Financial assets at amortised cost, category [member] | Other accounts receivable, simplified approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(159,303)
Financial assets at end of period	(173,307)	(159,303)
Financial assets at amortised cost, category [member] | Other accounts receivable, simplified approach | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	3,387,842
Financial assets at end of period	3,486,252	3,387,842
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	18,935,757
Financial assets at end of period	21,608,992	18,935,757
Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(99,017)
Financial assets at end of period	(34,080)	(99,017)
Debt securities | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	25,702,607
Financial assets at end of period	29,346,069	25,702,607
Debt securities | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(71)
New financial assets originated or purchased	(1,353)	(59)
Financial assets that have been derecognized	(64)	(667)
FX and other movements	8	(97)
Financial assets at end of period	(737)	(71)
Debt securities | Financial assets at amortised cost, category [member] | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(672)
Financial assets at end of period
Debt securities | Financial assets at amortised cost, category [member] | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(672)
Financial assets at end of period
Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(99,017)	(71,708)
New financial assets originated or purchased	(34,575)	(12,468)
Financial assets that have been derecognized	(76,771)	(60,046)
FX and other movements	11,426	(2,920)
Financial assets at end of period	(34,080)	(99,017)
Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(56,198)
Financial assets at end of period
Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(127,906)
Financial assets at end of period
Credit-impaired | Commercial loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	1,225,001
Financial assets at end of period	1,659,725	1,225,001
12-month ECL | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(1,906,117)
Financial assets at end of period	(1,946,817)	(1,906,117)
12-month ECL | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(1,824,874)	(1,227,363)
Transfer from stage 1 to stage 2	231,472	255,031
Transfer from stage 1 to stage 3	132,800	214,542
Transfer from stage 2 to stage 1	(323,445)	(314,668)
Transfer from stage 3 to stage 1	(114,968)	(183,733)
New financial assets originated or purchased	(659,037)	(1,011,984)
Financial assets that have been derecognized	(366,590)	(568,424)
Unwind of discount	(280)	(32,674)
Write-offs / Charge-offs of the year	38,750	312,350
FX and other movements	(52,724)	(4,703)
Financial assets at end of period	(1,853,138)	(1,824,874)
12-month ECL | Loan portfolio | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(490,117)
Financial assets at end of period
12-month ECL | Loan portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(1,717,480)
Financial assets at end of period
12-month ECL | Loan portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	158,886,792	150,082,716
Transfer from stage 1 to stage 2	11,790,121	11,834,692
Transfer from stage 1 to stage 3	1,632,972	2,023,042
Transfer from stage 3 to stage 2	(6,281,477)	(7,343,231)
Transfer from stage 3 to stage 1	(582,523)	(621,006)
Increase in loan portfolio and borrowing costs	122,342,873	101,799,568
Decrease in loan portfolio and borrowing costs	(111,122,212)	(91,600,857)
Increase-decrease in interest	75,349	(411,754)
Increase-decrease in other receivables associated with loans	7,919	11,867
Write-offs / Charge-offs of the year	(38,750)	(312,350)
FX and other movements	613,810	(5,211,099)
Financial assets at end of period	164,206,688	158,886,792
12-month ECL | Commercial loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(695,728)	(492,561)
Transfer from stage 1 to stage 2	35,269	26,155
Transfer from stage 1 to stage 3	22,792	57,241
Transfer from stage 2 to stage 1	(38,767)	(65,954)
Transfer from stage 3 to stage 1	(17,627)	(30,590)
New financial assets originated or purchased	(315,737)	(419,719)
Financial assets that have been derecognized	(217,319)	(221,935)
Unwind of discount	(280)	(31,974)
Write-offs / Charge-offs of the year	2,224	16,636
FX and other movements	(14,943)	(4,707)
Financial assets at end of period	(642,839)	(695,728)
12-month ECL | Commercial loans | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(122,996)
Financial assets at end of period
12-month ECL | Commercial loans | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(615,557)
Financial assets at end of period
12-month ECL | Commercial loans | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	84,218,469	82,949,511
Transfer from stage 1 to stage 2	(3,007,313)	(2,402,189)
Transfer from stage 1 to stage 3	(971,916)	(1,239,079)
Transfer from stage 3 to stage 2	924,096	1,267,680
Transfer from stage 3 to stage 1	212,841	193,843
Increase in loan portfolio and borrowing costs	70,008,205	61,745,704
Decrease in loan portfolio and borrowing costs	(68,610,454)	(60,678,433)
Increase-decrease in interest	(18,016)	(419,897)
Increase-decrease in other receivables associated with loans	(2,697)	3,025
Write-offs / Charge-offs of the year	(2,224)	(16,636)
FX and other movements	324,141	2,814,940
Financial assets at end of period	83,075,132	84,218,469
12-month ECL | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(998,390)	(656,042)
Transfer from stage 1 to stage 2	177,237	209,235
Transfer from stage 1 to stage 3	96,220	149,571
Transfer from stage 2 to stage 1	(248,331)	(209,168)
Transfer from stage 3 to stage 1	(86,563)	(137,887)
New financial assets originated or purchased	(299,809)	(543,690)
Financial assets that have been derecognized	(141,025)	(315,442)
Unwind of discount		(474)
Write-offs / Charge-offs of the year	35,743	289,525
FX and other movements	(35,616)	7
Financial assets at end of period	(1,076,150)	(998,390)
12-month ECL | Loans to consumers | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(336,656)
Financial assets at end of period
12-month ECL | Loans to consumers | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(992,698)
Financial assets at end of period
12-month ECL | Loans to consumers | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	48,625,173	43,867,292
Transfer from stage 1 to stage 2	(6,677,240)	(7,335,328)
Transfer from stage 1 to stage 3	(378,855)	(457,632)
Transfer from stage 2 to stage 1	(3,963,436)	(4,071,520)
Transfer from stage 3 to stage 1	222,132	294,316
Increase in loan portfolio and borrowing costs	44,592,760	33,889,281
Decrease in loan portfolio and borrowing costs	(37,145,214)	(26,900,608)
Increase-decrease in interest	78,352	12,566
Increase-decrease in other receivables associated with loans	2,870	2,332
Write-offs / Charge-offs of the year	(35,743)	(289,525)
FX and other movements	73,657	1,470,959
Financial assets at end of period	53,321,328	48,625,173
12-month ECL | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(35,187)	(14,501)
Transfer from stage 1 to stage 2	4,605	7,711
Transfer from stage 1 to stage 3	693	1,558
Transfer from stage 2 to stage 1	(21,080)	(20,072)
Transfer from stage 3 to stage 1	(3,837)	(2,749)
New financial assets originated or purchased	(8,995)	(8,999)
Financial assets that have been derecognized	(709)	(4,131)
Unwind of discount		(110)
Write-offs / Charge-offs of the year	482	561
FX and other movements	(805)
Financial assets at end of period	(43,492)	(35,187)
12-month ECL | Mortgages | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(6,227)
Financial assets at end of period		(6,227)
12-month ECL | Mortgages | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(20,728)
Financial assets at end of period
12-month ECL | Mortgages | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	15,566,058	13,260,166
Transfer from stage 1 to stage 2	(1,571,950)	(1,662,941)
Transfer from stage 1 to stage 3	(13,719)	(9,776)
Transfer from stage 2 to stage 1	1,157,647	1,630,238
Transfer from stage 3 to stage 1	100,956	66,713
Increase in loan portfolio and borrowing costs	3,931,507	3,136,074
Decrease in loan portfolio and borrowing costs	(2,473,480)	(1,596,155)
Increase-decrease in interest	11,151	1,142
Increase-decrease in other receivables associated with loans	78	19
Write-offs / Charge-offs of the year	(482)	(561)
FX and other movements	104,234	741,139
Financial assets at end of period	16,812,000	15,566,058
12-month ECL | Loan Microcredit portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(23,348)	(21,421)
Transfer from stage 1 to stage 2	9,148	8,298
Transfer from stage 1 to stage 3	3,145	2,599
Transfer from stage 2 to stage 1	(5,854)	(6,305)
Transfer from stage 3 to stage 1	(945)	(6,062)
New financial assets originated or purchased	(13,021)	(16,095)
Financial assets that have been derecognized	(2,348)	(2,397)
Unwind of discount		(103)
Write-offs / Charge-offs of the year	123	5,584
Financial assets at end of period	(24,794)	(23,348)
12-month ECL | Loan Microcredit portfolio | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(525)
Financial assets at end of period
12-month ECL | Loan Microcredit portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(21,946)
Financial assets at end of period
12-month ECL | Loan Microcredit portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	344,722	333,346
Transfer from stage 1 to stage 2	(60,329)	(57,561)
Transfer from stage 1 to stage 3	(15,698)	(14,127)
Transfer from stage 2 to stage 1	13,553	14,370
Transfer from stage 3 to stage 1	1,795	9,506
Increase in loan portfolio and borrowing costs	301,822	302,414
Decrease in loan portfolio and borrowing costs	(258,304)	(240,686)
Increase-decrease in interest	2,484	3,044
Write-offs / Charge-offs of the year	(123)	(5,584)
Financial assets at end of period	329,922	344,722
12-month ECL | Financial leasing | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(72,221)	(42,838)
Transfer from stage 1 to stage 2	5,213	3,632
Transfer from stage 1 to stage 3	9,950	3,573
Transfer from stage 2 to stage 1	(9,413)	(13,169)
Transfer from stage 3 to stage 1	(5,996)	(6,445)
New financial assets originated or purchased	(21,475)	(23,481)
Financial assets that have been derecognized	(5,189)	(24,519)
Unwind of discount		(13)
Write-offs / Charge-offs of the year	178	44
FX and other movements	(1,360)	(3)
Financial assets at end of period	(65,863)	(72,221)
12-month ECL | Financial leasing | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(23,713)
Financial assets at end of period
12-month ECL | Financial leasing | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(66,551)
Financial assets at end of period
12-month ECL | Financial leasing | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	10,132,370	9,672,401
Transfer from stage 1 to stage 2	(473,289)	(376,673)
Transfer from stage 1 to stage 3	(252,784)	(302,428)
Transfer from stage 2 to stage 1	222,745	359,423
Transfer from stage 3 to stage 1	44,799	56,628
Increase in loan portfolio and borrowing costs	3,508,579	2,726,095
Decrease in loan portfolio and borrowing costs	(2,634,760)	(2,184,975)
Increase-decrease in interest	1,378	(8,609)
Increase-decrease in other receivables associated with loans	7,668	6,491
Write-offs / Charge-offs of the year	(178)	(44)
FX and other movements	111,778	184,061
Financial assets at end of period	10,668,306	10,132,370
12-month ECL | Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(19,700)	(12,911)
Transfer from stage 1 to stage 3	19,176
Write-offs / Charge-offs of the year	4,208	16,669
FX and other movements	(21)	2
Approach change	8,996
Financial assets at end of period	(13,353)	(19,700)
12-month ECL | Other accounts receivable, general approach | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(4,021)
Financial assets at end of period
12-month ECL | Other accounts receivable, general approach | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(16,932)
Financial assets at end of period
12-month ECL | Loan commitments and financial guarantee contracts | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(40,715)	(23,922)
Transfer from stage 1 to stage 2	529	2,350
Transfer from stage 1 to stage 3	172	2,167
Transfer from stage 2 to stage 1	(8,116)	(1,816)
Transfer from stage 3 to stage 1	(3,582)	(26)
New financial assets originated or purchased	(22,613)	(3,186)
FX and other movements	(253)	(169)
Financial assets at end of period	(45,509)	(40,715)
12-month ECL | Loan commitments and financial guarantee contracts | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(13,381)
Financial assets at end of period
12-month ECL | Loan commitments and financial guarantee contracts | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(37,303)
Financial assets at end of period
12-month ECL | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(1,844,645)
Financial assets at end of period	(1,867,228)	(1,844,645)
12-month ECL | Financial assets at amortised cost, category [member] | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(1,824,874)
Financial assets at end of period	(1,853,138)	(1,824,874)
12-month ECL | Financial assets at amortised cost, category [member] | Commercial loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(695,728)
Financial assets at end of period	(642,839)	(695,728)
12-month ECL | Financial assets at amortised cost, category [member] | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(998,390)
Financial assets at end of period	(1,076,150)	(998,390)
12-month ECL | Financial assets at amortised cost, category [member] | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(35,187)
Financial assets at end of period	(43,492)	(35,187)
12-month ECL | Financial assets at amortised cost, category [member] | Financial leasing | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(72,221)
Financial assets at end of period	(65,863)	(72,221)
12-month ECL | Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(19,700)
Financial assets at end of period	(13,353)	(19,700)
12-month ECL | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(20,757)
Financial assets at end of period	(34,080)	(20,757)
12-month ECL | Debt securities | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(71)
New financial assets originated or purchased	(1,353)	(59)
Financial assets that have been derecognized	(64)	(667)
FX and other movements	8	(97)
Financial assets at end of period	(737)	(71)
12-month ECL | Debt securities | Financial assets at amortised cost, category [member] | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(672)
Financial assets at end of period
12-month ECL | Debt securities | Financial assets at amortised cost, category [member] | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(672)
Financial assets at end of period
12-month ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(20,757)
Transfer from stage 1 to stage 2		272
New financial assets originated or purchased	(34,575)	(12,018)
Financial assets that have been derecognized	(3,729)	(7,937)
FX and other movements	9,827	(644)
Financial assets at end of period	(34,080)	(20,757)
12-month ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(18,665)
Financial assets at end of period
12-month ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(18,665)
Financial assets at end of period
Lifetime ECL | Commercial loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	18,133,215
Financial assets at end of period	20,203,110	18,133,215
Lifetime ECL | Other accounts receivable, simplified approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(159,303)	(137,431)
Recovery for partial payments from the clients	(11,129)	(12,373)
Write-offs / Charge-offs of the year	13,097	47,309
Entity deconsolidation	56	(6,731)
Approach change	(2,595)
Exchange gains in foreign currency	(185)	(255)
Financial assets at end of period	(173,307)	(159,303)
Lifetime ECL | Other accounts receivable, simplified approach | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(9,338)
Financial assets at end of period
Lifetime ECL | Other accounts receivable, simplified approach | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(146,769)
Financial assets at end of period
Lifetime ECL | Not credit-impaired | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(1,254,945)
Financial assets at end of period	(1,174,683)	(1,254,945)
Lifetime ECL | Not credit-impaired | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(1,197,046)	(583,584)
Transfer from stage 1 to stage 2	(231,472)	(255,031)
Transfer from stage 2 to stage 3	567,849	631,932
Transfer from stage 2 to stage 1	323,445	314,668
Transfer from stage 3 to stage 2	(104,502)	(107,331)
New financial assets originated or purchased	(119,690)	(156,320)
Financial assets that have been derecognized	(241,128)	(177,729)
Unwind of discount	(2,155)	3,809
Write-offs / Charge-offs of the year	44,961	120,592
FX and other movements	(49,148)
Financial assets at end of period	(1,158,732)	(1,197,046)
Lifetime ECL | Not credit-impaired | Loan portfolio | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(596,737)
Financial assets at end of period
Lifetime ECL | Not credit-impaired | Loan portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(1,180,321)
Financial assets at end of period
Lifetime ECL | Not credit-impaired | Loan portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	7,721,137	8,263,660
Transfer from stage 1 to stage 2	(11,790,121)	(11,834,692)
Transfer from stage 2 to stage 3	4,150,773	4,493,810
Transfer from stage 2 to stage 1	(743,373)	(761,405)
Transfer from stage 3 to stage 2	6,281,477	7,343,231
Increase in loan portfolio and borrowing costs	1,060,008	1,668,101
Decrease in loan portfolio and borrowing costs	(2,838,645)	(3,125,167)
Increase-decrease in interest	(20,355)	20,034
Increase-decrease in other receivables associated with loans	(534)	2,289
Write-offs / Charge-offs of the year	(44,961)	(120,592)
FX and other movements	78,913	(253,756)
Financial assets at end of period	8,056,807	7,721,137
Lifetime ECL | Not credit-impaired | Commercial loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(190,633)	(91,930)
Transfer from stage 1 to stage 2	(35,269)	(26,155)
Transfer from stage 2 to stage 3	90,108	141,368
Transfer from stage 2 to stage 1	38,767	65,954
Transfer from stage 3 to stage 2	(16,665)	(17,836)
New financial assets originated or purchased	(22,634)	(37,317)
Financial assets that have been derecognized	(39,985)	(24,707)
Unwind of discount	(2,136)	2,615
Write-offs / Charge-offs of the year	785	2,020
FX and other movements	(8,443)
Financial assets at end of period	(190,697)	(190,633)
Lifetime ECL | Not credit-impaired | Commercial loans | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(100,438)
Financial assets at end of period
Lifetime ECL | Not credit-impaired | Commercial loans | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(192,368)
Financial assets at end of period
Lifetime ECL | Not credit-impaired | Commercial loans | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	1,663,612	2,104,840
Transfer from stage 1 to stage 2	3,007,313	2,402,189
Transfer from stage 2 to stage 3	(909,907)	(1,347,289)
Transfer from stage 2 to stage 1	148,025	158,589
Transfer from stage 3 to stage 2	(924,096)	(1,267,680)
Increase in loan portfolio and borrowing costs	(156,035)	376,146
Decrease in loan portfolio and borrowing costs	(440,971)	(798,958)
Increase-decrease in interest	(9,680)	(7,241)
Increase-decrease in other receivables associated with loans	(699)	733
Write-offs / Charge-offs of the year	(785)	(2,020)
FX and other movements	15,482	44,303
Financial assets at end of period	2,392,259	1,663,612
Lifetime ECL | Not credit-impaired | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(890,556)	(446,698)
Transfer from stage 1 to stage 2	(177,237)	(209,235)
Transfer from stage 2 to stage 3	423,340	432,509
Transfer from stage 2 to stage 1	248,331	209,168
Transfer from stage 3 to stage 2	(73,246)	(77,046)
New financial assets originated or purchased	(92,985)	(113,235)
Financial assets that have been derecognized	(192,886)	(139,703)
Unwind of discount	(19)	514
Write-offs / Charge-offs of the year	43,805	118,310
FX and other movements	(34,874)
Financial assets at end of period	(851,651)	(890,556)
Lifetime ECL | Not credit-impaired | Loans to consumers | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(426,136)
Financial assets at end of period
Lifetime ECL | Not credit-impaired | Loans to consumers | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(872,834)
Financial assets at end of period
Lifetime ECL | Not credit-impaired | Loans to consumers | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	4,366,464	3,997,655
Transfer from stage 1 to stage 2	6,677,240	7,335,328
Transfer from stage 2 to stage 3	(2,662,543)	(2,585,329)
Transfer from stage 2 to stage 1	3,963,436	4,071,520
Transfer from stage 3 to stage 2	(472,001)	(483,063)
Increase in loan portfolio and borrowing costs	1,068,552	1,237,315
Decrease in loan portfolio and borrowing costs	(2,058,852)	(2,021,809)
Increase-decrease in interest	(4,327)	12,728
Increase-decrease in other receivables associated with loans	(143)	844
Write-offs / Charge-offs of the year	(43,805)	(118,310)
FX and other movements	42,397	96,499
Financial assets at end of period	3,893,548	4,366,464
Lifetime ECL | Not credit-impaired | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(73,461)	(20,032)
Transfer from stage 1 to stage 2	(4,605)	(7,711)
Transfer from stage 2 to stage 3	22,042	21,022
Transfer from stage 2 to stage 1	21,080	20,072
Transfer from stage 3 to stage 2	(6,965)	(6,872)
New financial assets originated or purchased	(183)	(2,047)
Financial assets that have been derecognized	(6,683)	(8,742)
Unwind of discount		143
Write-offs / Charge-offs of the year	136	74
FX and other movements	(5,502)
Financial assets at end of period	(73,109)	(73,461)
Lifetime ECL | Not credit-impaired | Mortgages | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(41,690)
Financial assets at end of period
Lifetime ECL | Not credit-impaired | Mortgages | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(61,722)
Financial assets at end of period
Lifetime ECL | Not credit-impaired | Mortgages | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	1,335,741	1,577,671
Transfer from stage 1 to stage 2	1,571,950	1,662,941
Transfer from stage 2 to stage 3	(439,320)	(362,596)
Transfer from stage 2 to stage 1	(1,157,647)	(1,630,238)
Transfer from stage 3 to stage 2	96,627	94,175
Increase in loan portfolio and borrowing costs	74,769	32,904
Decrease in loan portfolio and borrowing costs	(192,589)	(158,726)
Increase-decrease in interest	(7,594)	7,857
Increase-decrease in other receivables associated with loans	195	28
Write-offs / Charge-offs of the year	(136)	(74)
FX and other movements	17,163	111,799
Financial assets at end of period	1,299,159	1,335,741
Lifetime ECL | Not credit-impaired | Loan Microcredit portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(11,962)	(7,477)
Transfer from stage 1 to stage 2	(9,148)	(8,298)
Transfer from stage 2 to stage 3	23,678	30,052
Transfer from stage 2 to stage 1	5,854	6,305
Transfer from stage 3 to stage 2	(2,539)	(1,961)
New financial assets originated or purchased	(651)	(626)
Financial assets that have been derecognized	(266)	(600)
Unwind of discount		381
Write-offs / Charge-offs of the year	83	45
Financial assets at end of period	(11,919)	(11,962)
Lifetime ECL | Not credit-impaired | Loan Microcredit portfolio | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(10,591)
Financial assets at end of period
Lifetime ECL | Not credit-impaired | Loan Microcredit portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(18,068)
Financial assets at end of period
Lifetime ECL | Not credit-impaired | Loan Microcredit portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	25,374	28,381
Transfer from stage 1 to stage 2	60,329	57,561
Transfer from stage 2 to stage 3	(47,227)	(46,429)
Transfer from stage 2 to stage 1	(13,553)	(14,370)
Transfer from stage 3 to stage 2	4,530	4,213
Increase in loan portfolio and borrowing costs	2,239	1,938
Decrease in loan portfolio and borrowing costs	(7,537)	(6,667)
Increase-decrease in interest	729	792
Write-offs / Charge-offs of the year	(83)	(45)
Financial assets at end of period	24,801	25,374
Lifetime ECL | Not credit-impaired | Financial leasing | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(30,434)	(17,447)
Transfer from stage 1 to stage 2	(5,213)	(3,632)
Transfer from stage 2 to stage 3	8,681	6,981
Transfer from stage 2 to stage 1	9,413	13,169
Transfer from stage 3 to stage 2	(5,087)	(3,616)
New financial assets originated or purchased	(3,237)	(3,095)
Financial assets that have been derecognized	(1,308)	(3,977)
Unwind of discount		156
Write-offs / Charge-offs of the year	152	143
FX and other movements	(329)
Financial assets at end of period	(31,356)	(30,434)
Lifetime ECL | Not credit-impaired | Financial leasing | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(17,882)
Financial assets at end of period
Lifetime ECL | Not credit-impaired | Financial leasing | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(35,329)
Financial assets at end of period
Lifetime ECL | Not credit-impaired | Financial leasing | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	329,946	555,113
Transfer from stage 1 to stage 2	473,289	376,673
Transfer from stage 2 to stage 3	(91,776)	(152,167)
Transfer from stage 2 to stage 1	(222,745)	(359,423)
Transfer from stage 3 to stage 2	22,190	21,365
Increase in loan portfolio and borrowing costs	70,483	19,798
Decrease in loan portfolio and borrowing costs	(138,696)	(139,007)
Increase-decrease in interest	517	5,898
Increase-decrease in other receivables associated with loans	113	684
Write-offs / Charge-offs of the year	(152)	(143)
FX and other movements	3,871	1,155
Financial assets at end of period	447,040	329,946
Lifetime ECL | Not credit-impaired | Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(11,561)	(5,909)
Transfer from stage 2 to stage 3	754
Write-offs / Charge-offs of the year	534
FX and other movements	(6)
Approach change	(1,421)
Financial assets at end of period	(13,006)	(11,561)
Lifetime ECL | Not credit-impaired | Other accounts receivable, general approach | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(3,751)
Financial assets at end of period
Lifetime ECL | Not credit-impaired | Other accounts receivable, general approach | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(9,660)
Financial assets at end of period
Lifetime ECL | Not credit-impaired | Loan commitments and financial guarantee contracts | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(14,358)	(1,719)
Transfer from stage 1 to stage 2	(529)	(2,350)
Transfer from stage 2 to stage 3	173	156
Transfer from stage 2 to stage 1	8,116	1,816
Transfer from stage 3 to stage 2		(13)
New financial assets originated or purchased	(875)	1,909
FX and other movements		(1)
Financial assets at end of period	(2,945)	(14,358)
Lifetime ECL | Not credit-impaired | Loan commitments and financial guarantee contracts | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(3,085)
Financial assets at end of period
Lifetime ECL | Not credit-impaired | Loan commitments and financial guarantee contracts | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(4,804)
Financial assets at end of period
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(1,208,607)
Financial assets at end of period	(1,171,738)	(1,208,607)
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(1,197,046)
Financial assets at end of period	(1,158,732)	(1,197,046)
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Commercial loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(190,633)
Financial assets at end of period	(190,697)	(190,633)
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(890,556)
Financial assets at end of period	(851,651)	(890,556)
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(73,461)
Financial assets at end of period	(73,109)	(73,461)
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Financial leasing | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(30,434)
Financial assets at end of period	(31,356)	(30,434)
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(11,561)
Financial assets at end of period	(13,006)	(11,561)
Lifetime ECL | Not credit-impaired | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(31,980)
Financial assets at end of period		(31,980)
Lifetime ECL | Not credit-impaired | Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(31,980)
Transfer from stage 1 to stage 2		(272)
New financial assets originated or purchased		(450)
Financial assets that have been derecognized	(27,440)	(2,688)
FX and other movements	976	(2,260)
Financial assets at end of period		(31,980)
Lifetime ECL | Not credit-impaired | Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(31,714)
Financial assets at end of period
Lifetime ECL | Not credit-impaired | Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(31,714)
Financial assets at end of period
Lifetime ECL | Credit-impaired | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(5,291,229)
Financial assets at end of period	(5,262,232)	(5,291,229)
Lifetime ECL | Credit-impaired | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(5,174,267)	(3,807,534)
Transfer from stage 1 to stage 3	(132,800)	(214,542)
Transfer from stage 2 to stage 3	(567,849)	(631,932)
Transfer from stage 3 to stage 2	104,502	107,331
Transfer from stage 3 to stage 1	114,968	183,733
New financial assets originated or purchased	(203,482)	(153,761)
Financial assets that have been derecognized	(177,357)	(323,552)
Unwind of discount	(502,002)	(353,118)
Write-offs / Charge-offs of the year	4,633,236	2,716,048
Entity deconsolidation		(2,307)
FX and other movements	72,493	(71,009)
Financial assets at end of period	(5,173,927)	(5,174,267)
Lifetime ECL | Credit-impaired | Loan portfolio | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(76,155)
Financial assets at end of period
Lifetime ECL | Credit-impaired | Loan portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(3,883,689)
Financial assets at end of period
Lifetime ECL | Credit-impaired | Loan portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	10,273,912	8,026,341
Transfer from stage 1 to stage 3	(1,632,972)	(2,023,042)
Transfer from stage 2 to stage 3	(4,150,773)	(4,493,810)
Transfer from stage 2 to stage 1	743,373	761,405
Transfer from stage 3 to stage 1	582,523	621,006
Increase in loan portfolio and borrowing costs	2,542,813	1,839,318
Decrease in loan portfolio and borrowing costs	(3,549,578)	(2,502,517)
Increase-decrease in interest	561,898	436,617
Increase-decrease in other receivables associated with loans	9,784	7,651
Write-offs / Charge-offs of the year	(4,633,236)	(2,716,048)
Entity deconsolidation		(2,019)
FX and other movements	201,177	(46,090)
Financial assets at end of period	9,864,619	10,273,912
Lifetime ECL | Credit-impaired | Commercial loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(3,051,088)	(2,074,831)
Transfer from stage 1 to stage 3	(22,792)	(57,241)
Transfer from stage 2 to stage 3	(90,108)	(141,368)
Transfer from stage 3 to stage 2	16,665	17,836
Transfer from stage 3 to stage 1	17,627	30,590
New financial assets originated or purchased	(99,731)	(68,127)
Financial assets that have been derecognized	(150,245)	(123,509)
Unwind of discount	(368,303)	(239,515)
Write-offs / Charge-offs of the year	1,798,053	418,618
FX and other movements	26,379	(13,098)
Financial assets at end of period	(2,905,794)	(3,051,088)
Lifetime ECL | Credit-impaired | Commercial loans | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(33,639)
Financial assets at end of period
Lifetime ECL | Credit-impaired | Commercial loans | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(2,108,470)
Financial assets at end of period
Lifetime ECL | Credit-impaired | Commercial loans | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	6,667,944	4,722,249
Transfer from stage 1 to stage 3	971,916	1,239,079
Transfer from stage 2 to stage 3	909,907	1,347,289
Transfer from stage 2 to stage 1	(148,025)	(158,589)
Transfer from stage 3 to stage 1	(212,841)	(193,843)
Increase in loan portfolio and borrowing costs	1,023,714	483,805
Decrease in loan portfolio and borrowing costs	(2,051,193)	(693,653)
Increase-decrease in interest	383,393	276,864
Increase-decrease in other receivables associated with loans	1,998	1,065
Write-offs / Charge-offs of the year	(1,798,053)	(418,618)
FX and other movements	90,568	62,296
Financial assets at end of period	5,839,328	6,667,944
Lifetime ECL | Credit-impaired | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(1,553,365)	(1,354,051)
Transfer from stage 1 to stage 3	(96,220)	(149,571)
Transfer from stage 2 to stage 3	(423,340)	(432,509)
Transfer from stage 3 to stage 2	73,246	77,046
Transfer from stage 3 to stage 1	86,563	137,887
New financial assets originated or purchased	(68,464)	(75,181)
Financial assets that have been derecognized	(15,644)	(145,775)
Unwind of discount	(89,525)	(80,214)
Write-offs / Charge-offs of the year	2,588,844	2,119,181
FX and other movements	32,483	(52,807)
Financial assets at end of period	(1,620,779)	(1,553,365)
Lifetime ECL | Credit-impaired | Loans to consumers | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(32,986)
Financial assets at end of period
Lifetime ECL | Credit-impaired | Loans to consumers | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(1,387,037)
Financial assets at end of period
Lifetime ECL | Credit-impaired | Loans to consumers | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	2,208,944	2,291,183
Transfer from stage 1 to stage 3	378,855	457,632
Transfer from stage 2 to stage 3	2,662,543	2,585,329
Transfer from stage 3 to stage 2	472,001	483,063
Transfer from stage 3 to stage 1	(222,132)	(294,316)
Increase in loan portfolio and borrowing costs	1,388,079	1,274,414
Decrease in loan portfolio and borrowing costs	(1,208,318)	(1,567,071)
Increase-decrease in interest	122,797	83,646
Increase-decrease in other receivables associated with loans	3,746	2,677
Write-offs / Charge-offs of the year	(2,588,844)	(2,119,181)
FX and other movements	99,384	(22,306)
Financial assets at end of period	2,373,053	2,208,944
Lifetime ECL | Credit-impaired | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(148,595)	(96,349)
Transfer from stage 1 to stage 3	(693)	(1,558)
Transfer from stage 2 to stage 3	(22,042)	(21,022)
Transfer from stage 3 to stage 2	6,965	6,872
Transfer from stage 3 to stage 1	3,837	2,749
New financial assets originated or purchased	164	(47)
Financial assets that have been derecognized	(3,265)	(6,386)
Unwind of discount	(6,340)	(4,581)
Write-offs / Charge-offs of the year	71,787	45,565
FX and other movements	11,820	(4,946)
Financial assets at end of period	(189,636)	(148,595)
Lifetime ECL | Credit-impaired | Mortgages | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(8,279)
Financial assets at end of period
Lifetime ECL | Credit-impaired | Mortgages | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(104,628)
Financial assets at end of period
Lifetime ECL | Credit-impaired | Mortgages | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	377,563	263,162
Transfer from stage 1 to stage 3	13,719	9,776
Transfer from stage 2 to stage 3	439,320	362,596
Transfer from stage 3 to stage 2	(96,627)	(94,175)
Transfer from stage 3 to stage 1	(100,956)	(66,713)
Increase in loan portfolio and borrowing costs	57,746	3,571
Decrease in loan portfolio and borrowing costs	(63,058)	(66,079)
Increase-decrease in interest	(16,506)	5,342
Increase-decrease in other receivables associated with loans	220	104
Write-offs / Charge-offs of the year	(71,787)	(45,565)
FX and other movements	10,596	5,544
Financial assets at end of period	550,230	377,563
Lifetime ECL | Credit-impaired | Loan Microcredit portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(52,867)	(45,269)
Transfer from stage 1 to stage 3	(3,145)	(2,599)
Transfer from stage 2 to stage 3	(23,678)	(30,052)
Transfer from stage 3 to stage 2	2,539	1,961
Transfer from stage 3 to stage 1	945	6,062
New financial assets originated or purchased	(7)
Financial assets that have been derecognized	(122)	(861)
Unwind of discount	(10,456)	(8,266)
Write-offs / Charge-offs of the year	53,542	34,062
Financial assets at end of period	(53,112)	(52,867)
Lifetime ECL | Credit-impaired | Loan Microcredit portfolio | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(2)
Financial assets at end of period
Lifetime ECL | Credit-impaired | Loan Microcredit portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(45,271)
Financial assets at end of period
Lifetime ECL | Credit-impaired | Loan Microcredit portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	55,601	47,961
Transfer from stage 1 to stage 3	15,698	14,127
Transfer from stage 2 to stage 3	47,227	46,429
Transfer from stage 3 to stage 2	(4,530)	(4,213)
Transfer from stage 3 to stage 1	(1,795)	(9,506)
Increase in loan portfolio and borrowing costs	36,150	23,729
Decrease in loan portfolio and borrowing costs	(46,651)	(38,132)
Increase-decrease in interest	7,439	9,268
Write-offs / Charge-offs of the year	(53,542)	(34,062)
Financial assets at end of period	55,597	55,601
Lifetime ECL | Credit-impaired | Financial leasing | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(368,352)	(237,034)
Transfer from stage 1 to stage 3	(9,950)	(3,573)
Transfer from stage 2 to stage 3	(8,681)	(6,981)
Transfer from stage 3 to stage 2	5,087	3,616
Transfer from stage 3 to stage 1	5,996	6,445
New financial assets originated or purchased	(35,444)	(10,406)
Financial assets that have been derecognized	(8,081)	(47,021)
Unwind of discount	(27,378)	(20,542)
Write-offs / Charge-offs of the year	121,010	98,622
Entity deconsolidation		(2,307)
FX and other movements	1,811	(158)
Financial assets at end of period	(404,606)	(368,352)
Lifetime ECL | Credit-impaired | Financial leasing | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(1,249)
Financial assets at end of period
Lifetime ECL | Credit-impaired | Financial leasing | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(238,283)
Financial assets at end of period
Lifetime ECL | Credit-impaired | Financial leasing | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	963,860	701,786
Transfer from stage 1 to stage 3	252,784	302,428
Transfer from stage 2 to stage 3	91,776	152,167
Transfer from stage 3 to stage 2	(22,190)	(21,365)
Transfer from stage 3 to stage 1	(44,799)	(56,628)
Increase in loan portfolio and borrowing costs	37,124	53,799
Decrease in loan portfolio and borrowing costs	(180,358)	(137,582)
Increase-decrease in interest	64,775	61,497
Increase-decrease in other receivables associated with loans	3,820	3,805
Write-offs / Charge-offs of the year	(121,010)	(98,622)
Entity deconsolidation		2,019
FX and other movements	629	556
Financial assets at end of period	1,046,411	963,860
Lifetime ECL | Credit-impaired | Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(66,327)	(70,611)
Transfer from stage 1 to stage 3	(19,176)
Transfer from stage 2 to stage 3	(754)
Write-offs / Charge-offs of the year	17,308
FX and other movements	(23)
Approach change	(10,170)
Financial assets at end of period	(86,797)	(66,327)
Lifetime ECL | Credit-impaired | Other accounts receivable, general approach | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(1,797)
Financial assets at end of period
Lifetime ECL | Credit-impaired | Other accounts receivable, general approach | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(72,408)
Financial assets at end of period
Lifetime ECL | Credit-impaired | Loan commitments and financial guarantee contracts | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(4,355)	(4,034)
Transfer from stage 1 to stage 3	(172)	(2,167)
Transfer from stage 2 to stage 3	(173)	(156)
Transfer from stage 3 to stage 2		13
Transfer from stage 3 to stage 1	3,582	26
New financial assets originated or purchased	(627)	(3,295)
FX and other movements	(1)
Financial assets at end of period	(1,508)	(4,355)
Lifetime ECL | Credit-impaired | Loan commitments and financial guarantee contracts | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		249
Financial assets at end of period
Lifetime ECL | Credit-impaired | Loan commitments and financial guarantee contracts | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(3,785)
Financial assets at end of period
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(5,240,594)
Financial assets at end of period	(5,260,724)	(5,240,594)
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(5,174,267)
Financial assets at end of period	(5,173,927)	(5,174,267)
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Commercial loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(3,051,088)
Financial assets at end of period	(2,905,794)	(3,051,088)
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(1,553,365)
Financial assets at end of period	(1,620,779)	(1,553,365)
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(148,595)
Financial assets at end of period	(189,636)	(148,595)
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Financial leasing | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(368,352)
Financial assets at end of period	(404,606)	(368,352)
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(66,327)
Financial assets at end of period	(86,797)	(66,327)
Lifetime ECL | Credit-impaired | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(46,280)
Financial assets at end of period		(46,280)
Lifetime ECL | Credit-impaired | Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(46,280)	(71,708)
Financial assets that have been derecognized	(45,602)	(49,421)
FX and other movements	$ 623	(16)
Financial assets at end of period		(46,280)
Lifetime ECL | Credit-impaired | Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		(5,819)
Financial assets at end of period
Lifetime ECL | Credit-impaired | Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		$ (77,527)
Financial assets at end of period